CREDIT FACILITIES (Details 1) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Total	$ 517,590	$ 505,755
Industrial Bank [Member]
Maturities	February 2023
Total	$ 517,590	505,755
Bank Name	Industrial Bank
Interest rate	6.583%
Long-term third party loans	$ 517,590	505,755
Volkswagen Finance (China) Co. Ltd
Lender Name	Volkswagen Finance (China) Co. Ltd.
Maturities	Due monthly until March 2021
Weighted Average Interest Rate	4.06%
Collateral/ Guarantee	Automobiles
Total		14,117
Total		$ 14,117